Related Parties Transactions (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Related Parties Transactions (Textual)
Due to related party		$ 22,517
Due to shareholder, YuanGene Corporation	$ 0	$ 46,586